Equity Compensation Plan	6 Months Ended
Jun. 30, 2026
Equity Compensation Plan Arrangement [Abstract]
Equity Compensation Plan
7.	Equity Compensation Plan
Details of the Company’s Equity Compensation Plan (the “Plan”) and 2024 Equity Compensation Plan (the “2024 Equity Plan”) are discussed in Note 10 of the 2025 Consolidated Financial Statements and are supplemented by the below new transactions in the six-month period ended June 30, 2026.
On June 22, 2026, the Company granted under the 2024 Equity Plan (1) 440,000 of restricted shares of common stock, and (2) options to acquire up to 299,000 of common stock to the Company’s CEO. 50% of these restricted shares and options vest on June 22, 2027 and the remaining 50% vest on June 22, 2028. The options expire on June 22, 2036. The fair value of each restricted share granted was $4.95 which is equal to the market value of the Company’s common stock on that day. The fair value of each option to acquire a common stock was $2.92. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model. The following weighted-average assumptions were used in computing the fair value of the options granted: expected volatility of 63.88%; expected term of 5.75 years; risk-free interest rate of 4.24%. The expected term of the options granted was estimated to be the average of the vesting and the contractual term. The expected volatility was generally based on historical volatility of the stock prices of various tanker shipping companies as calculated using historical data during approximately 7 years prior to the grant date.
The related expense for shares granted for the six-month periods ended June 30, 2025 and 2026, amounted to $1,560,719 and $1,101,156, respectively, and is included under general and administration expenses in the unaudited interim condensed consolidated statements of comprehensive income.
The unrecognized cost for the non-vested shares granted as of December 31, 2025 and June 30, 2026 amounted to $1,354,891 and $2,736,186, respectively. On June 30, 2026, the weighted-average period over which the total compensation cost related to non-vested awards not yet recognized is expected to be recognized is 1.3 years.
The unrecognized cost for the non-vested options granted as of December 31, 2025 and June 30, 2026 amounted to $540,824 and $1,106,529, respectively. On June 30, 2026, the weighted-average period over which the total compensation cost related to non-vested options not yet recognized is expected to be recognized is 1.3 years.